SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15:-      SUBSEQUENT EVENT

The Company’s Board of Directors declared on the date of this annual report a cash dividend in the amount of $0.45 per share (or approximately $25,000), payable on April 11, 2019 to shareholders’ of record on March 29, 2019. This will be the first time that the Company will pay a dividend, however the Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.